Convertible Debt (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2023	Jan. 31, 2023	Mar. 31, 2020	Jan. 31, 2023	Mar. 31, 2020	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 02, 2024	Jun. 28, 2024	Mar. 07, 2024
Convertible Debt [Line Items]
Proceeds from convertible debt (in Dollars)								$ 1,501,000	$ 2,087,500	$ 3,157,500	$ 3,824,412
Additional shares of common stock (in Shares)										386,500
Embedded redemption liability (in Dollars)						$ 0		0		$ 1,541,250	1,427,000
Cash remuneration agreed to issue percentage			4.00%		4.00%
Cumulative shares (in Shares)												233,202
Shares issued valued (in Dollars)										757,597		$ 408,413
Shares issued (in Shares)													200,000
Expense to advisory fees amount (in Dollars)								$ 0	$ 66,688	$ 66,688	$ 282,496	$ 152,482
Antidilution shares (in Shares)										16,672	70,624
Additional shares (in Shares)								0	16,672
Common stock shares awarded (in Shares)								320,033
Cash (in Dollars)								$ 50,000
Shares issued (in Shares)		350,000		350,000
Awarded shares of common stock (in Shares)	12,500
Awarded shares value (in Dollars per share)	$ 4
Compensation amount (in Dollars)	$ 50,000
Warrant fee percentage			10.00%
Terms of warrant exercise price			5 years		5 years									180 days
Warrants earned (in Shares)											162,644	213,782	248,855
Total warrants (in Dollars)											$ 325,288	$ 427,564	$ 248,855
Debt discount accretion expense (in Dollars)								49,840	$ 212,285
Total unamortized discount (in Dollars)						$ 0		$ 0		$ 49,840
Common stock (in Shares)						21,180,883		21,180,883		5,340,000
Warrant (in Shares)						509,691		509,691			136,830	226,813
Warrant exercise (in Dollars per share)														$ 4.4
Investor amount (in Dollars)																$ 100,000
Interest rate of working capital						8.00%		8.00%
percentage of cash remuneration for warrant fee .					10.00%
Warrants amount (in Dollars)											$ 273,670	$ 453,625
Warrant [Member]
Convertible Debt [Line Items]
Warrant (in Shares)						626,004		626,004
Group A [Member]
Convertible Debt [Line Items]
Principal balance accrues rate						10.00%		10.00%		10.00%
Aggregate additional cash proceeds (in Dollars)						$ 10,000,000		$ 10,000,000
Unpaid accrues interest conversion percentage								12.50%		12.50%
Debt discount rate						10.00%		10.00%		10.00%
Fees amortized interest rate								10.00%		10.00%
Group A [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate						12.50%		12.50%		12.50%
Group B [Member]
Convertible Debt [Line Items]
Principal balance accrues rate						6.00%		6.00%		6.00%
Conversion price percentage								80.00%		80.00%
Proceeds from convertible debt (in Dollars)								$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)										$ 10,000,000
Unpaid accrues interest conversion percentage										12.50%
Debt discount rate						6.00%		6.00%		6.00%
Fees amortized interest rate								6.00%		6.00%
Group B [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate						20.00%		20.00%		20.00%
Group C [Member]
Convertible Debt [Line Items]
Principal balance accrues rate						6.00%		6.00%		6.00%
Conversion price percentage								80.00%		80.00%
Proceeds from convertible debt (in Dollars)								$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)						$ 10,000,000		$ 10,000,000		$ 10,000,000
Unpaid accrues interest conversion percentage								12.50%		12.50%
Debt discount rate						6.00%		6.00%		6.00%
Fees amortized interest rate								6.00%		6.00%
Group C [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate						20.00%		20.00%		20.00%
Group D [Member]
Convertible Debt [Line Items]
Principal balance accrues rate						6.00%		6.00%		6.00%
Conversion price percentage								50.00%		50.00%
Aggregate additional cash proceeds (in Dollars)						$ 10,000,000		$ 10,000,000
Unpaid accrues interest conversion percentage								50.00%		50.00%
Gross proceeds (in Dollars)								$ 10,000,000		$ 10,000,000
Additional shares of common stock (in Shares)								220,000		400,000
Debt discount rate						6.00%		6.00%		6.00%
Fees amortized interest rate								6.00%		6.00%
Aggregate additional cash proceeds (in Dollars)										$ 10,000,000
Equity stock conversion percentage										50.00%
Group D [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate						50.00%		50.00%		50.00%
Group F [Member]
Convertible Debt [Line Items]
Principal balance accrues rate						6.00%		6.00%		6.00%
Conversion price percentage								50.00%		50.00%
Proceeds from convertible debt (in Dollars)								$ 10,000,000		$ 10,000,000
Aggregate additional cash proceeds (in Dollars)						$ 10,000,000		$ 10,000,000		$ 10,000,000
Unpaid accrues interest conversion percentage								50.00%		50.00%
Additional shares of common stock (in Shares)								400,000
Debt discount rate						6.00%		6.00%		6.00%
Group F [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate						50.00%		50.00%		50.00%
Group E [Member]
Convertible Debt [Line Items]
Principal balance accrues rate						6.00%		6.00%		6.00%
Conversion price percentage								50.00%		50.00%
Proceeds from convertible debt (in Dollars)								$ 10,000,000
Aggregate additional cash proceeds (in Dollars)						$ 10,000,000		$ 10,000,000
Unpaid accrues interest conversion percentage								50.00%		50.00%
Gross proceeds (in Dollars)										$ 10,000,000
Additional shares of common stock (in Shares)								686,700		220,000
Debt discount rate						6.00%		6.00%		6.00%
Aggregate additional cash proceeds (in Dollars)										$ 10,000,000
Group E [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate						50.00%		50.00%		50.00%
Minimum [Member]
Convertible Debt [Line Items]
Conversion price percentage										80.00%
Fees amortized interest rate								6.00%		6.00%
Warrant exercise (in Dollars per share)						$ 1.31		$ 1.31
Minimum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage								80.00%		80.00%
Proceeds from convertible debt (in Dollars)								$ 3,000,000		$ 3,000,000
Aggregate additional cash proceeds (in Dollars)						$ 3,000,000		$ 3,000,000		$ 3,000,000
Maximum [Member]
Convertible Debt [Line Items]
Conversion price percentage										87.50%
Fees amortized interest rate								10.00%		10.00%
Warrant exercise (in Dollars per share)						$ 2.59		$ 2.59
Maximum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage								87.50%		87.50%
Proceeds from convertible debt (in Dollars)								$ 5,000,000		$ 5,000,000
Aggregate additional cash proceeds (in Dollars)						$ 5,000,000		$ 5,000,000		5,000,000
Common Stock [Member]
Convertible Debt [Line Items]
Cumulative shares (in Shares)						1,600,000
Shares issued valued (in Dollars)
Shares issued (in Shares)							651,041
Purchase of common stock (in Shares)														112,000
Common Stock [Member] | Warrant [Member]
Convertible Debt [Line Items]
Common stock (in Shares)						116,313		116,313
Short-Term Loan [Member]
Convertible Debt [Line Items]
Investor amount (in Dollars)															$ 150,000
Interest rate of working capital						8.00%		8.00%
Joacim Borg [Member]
Convertible Debt [Line Items]
Shares issued (in Shares)		20,000		20,000
Director [Member]
Convertible Debt [Line Items]
Issued value (in Dollars)		$ 80,000		$ 80,000
Class A Common Stock [Member]
Convertible Debt [Line Items]
Cumulative shares (in Shares)											390,000
Shares issued valued (in Dollars)											$ 780,000
Common stock (in Shares)										5,340,000	4,990,000
Noble Capital [Member]
Convertible Debt [Line Items]
Warrants earned (in Shares)											771,143		407,500
Debt discount accretion expense (in Dollars)										$ 273,202	$ 217,820
Total unamortized discount (in Dollars)										$ 49,840	$ 323,042